OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2018	2019
	RMB	RMB
Prepayments for land use right	10,000,000	—
Others*	6,805,474	6,522,561

Other non-current assets	16,805,474	6,522,561
*	Others mainly include deposits and prepayments for equipment and intangible assets.